Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligations [Abstract]
Schedule Of Asset Retirement Obligations

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of period (including current portion)	$ 33,003	$ 34,113	$ 35,691
Accretion expense	2,356	1,896	1,956
Adjustment resulting from addition of property	-	72	2,707
Adjustment resulting from disposal of property	-	(968)	(3,588)
Adjustments to the liability from annual recosting and other	20	(201)	(617)
Liabilities settled	(928)	(1,909)	(2,036)
Balance at end of period	34,451	33,003	34,113
Less current portion of asset retirement obligation	(1,614)	(2,255)	(3,192)
Long-term portion of asset retirement obligation	$ 32,837	$ 30,748	$ 30,921